Financial instruments - Disclosure of Financial Currency Risk (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary liabilities:	$ 1,646,177,724	$ 1,011,505,338	$ 1,109,544,139
Currency risk | Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mexican pesos per US dollar at the end of the period | shares	17.9667	20.2683	16.8935
Mexican pesos per US dollar average during the year | shares	19.2245	18.3024	17.7576
Monetary assets:	$ 160,173,519	$ 133,306,435	$ 120,056,104
Monetary liabilities:	10,858	3,258,294	14,408,011
Currency risk | US dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets:	405,501	187,685	21,161
Monetary liabilities:	$ 3,200	$ 30,313,189	$ 30,777,579